Accrued Expenses and Other Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
VASO CORPORATION [Member]
Accrued Expenses and Other Liabilities (Tables) [Line Items]
Schedule of Accrued Expenses and Other Liabilities	Accrued expenses and other liabilities consist of the following at September 30, 2023 and December 31, 2022:
	(in thousands)
	September 30, 2023	December 31, 2022
Accrued compensation	$1,473	$2,652
Accrued expenses – other	1,791	2,012
Order reduction liability	1,198	2,577
Other liabilities	1,891	1,650
	$6,353	$8,891
Accrued expenses and other liabilities consist of the following:
	(in thousands)
	December 31, 2022	December 31, 2021
Accrued compensation	$2,652	$2,397
Accrued expenses – other	2,012	1,799
Order reduction liability	2,577	1,518
Other liabilities	1,650	1,775
	$8,891	$7,489